Shareholder Report, Line Graph (Details) - USD ($)						7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended			19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended		31 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended		43 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended		55 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended		67 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	79 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	91 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	103 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
American Funds Global Balanced Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class A (with sales charge)
Accumulated Value					$ 9,425						$ 9,781					$ 10,907					$ 10,595					$ 11,697					$ 12,091				$ 14,650				$ 12,015				$ 12,852				$ 15,572		$ 17,739
American Funds Global Balanced Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class C (with sales charge)
Accumulated Value					10,000						10,297					11,393					10,985					12,036					12,348				14,849				12,088				12,835				15,551		17,716
American Funds Global Balanced Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class T (with sales charge)
Accumulated Value		$ 9,751				$ 10,469						$ 10,190					$ 11,274					$ 11,675					$ 14,178					$ 11,664				$ 12,509				$ 15,192				$ 17,347
American Funds Global Balanced Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class F-1
Accumulated Value					10,000						10,376					11,562					11,226					12,391					12,803				15,506				12,713				13,590				16,460		18,740
American Funds Global Balanced Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class F-2
Accumulated Value					10,000						10,403					11,625					11,319					12,523					12,972				15,755				12,953				13,888				16,865		19,254
American Funds Global Balanced Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class F-3
Accumulated Value			$ 10,000				$ 10,978						$ 10,699					$ 11,850					$ 12,289					$ 14,941					$ 12,297				$ 13,199				$ 16,041				$ 18,337
American Funds Global Balanced Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class 529-A (with sales charge)
Accumulated Value					9,648						10,006					11,156					10,829					11,949					12,348				14,955				12,265				13,114				15,882		18,086
American Funds Global Balanced Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class 529-C (with sales charge)
Accumulated Value					10,000						10,291					11,383					10,966					12,008					12,314				14,914				12,231				13,078				15,838		18,035
American Funds Global Balanced Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class 529-E
Accumulated Value					10,000						10,351					11,508					11,149					12,276					12,657				15,296				12,514				13,352				16,132		18,332
American Funds Global Balanced Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class 529-T (with sales charge)
Accumulated Value		9,751				10,466						10,183					11,260					11,654					14,149					11,631				12,466				15,136				17,276
American Funds Global Balanced Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class 529-F-1
Accumulated Value					10,000						10,395					11,611					11,301					12,498					12,943				15,713				12,905				13,819				16,764		19,123
American Funds Global Balanced Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class 529-F-2
Accumulated Value	$ 10,000									$ 12,143					$ 9,984					$ 10,703					$ 12,999					$ 14,843
American Funds Global Balanced Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class 529-F-3
Accumulated Value	10,000									12,151					9,994					10,719					13,020					14,871
American Funds Global Balanced Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class R-1
Accumulated Value					10,000						10,305					11,405					10,992					12,044					12,352				14,857				12,096				12,847				15,452		17,474
American Funds Global Balanced Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class R-2
Accumulated Value					10,000						10,297					11,397					10,991					12,039					12,352				14,855				12,095				12,843				15,444		17,466
American Funds Global Balanced Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class R-2E
Accumulated Value					10,000						10,345					11,483					11,100					12,201					12,549				15,134				12,354				13,156				15,862		17,986
American Funds Global Balanced Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class R-3
Accumulated Value					10,000						10,345					11,502					11,138					12,255					12,630				15,254				12,478				13,305				16,071		18,253
American Funds Global Balanced Fund Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class R-4
Accumulated Value					10,000						10,375					11,567					11,236					12,401					12,818				15,528				12,738				13,625				16,504		18,800
American Funds Global Balanced Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class R-5E
Accumulated Value				$ 10,000				$ 10,457						$ 11,697					$ 11,386					$ 12,591					$ 13,038					$ 15,826				$ 13,005				$ 13,939				$ 16,918		$ 19,305
American Funds Global Balanced Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class R-5
Accumulated Value					10,000						10,404					11,636					11,332					12,546					13,008				15,803				12,999				13,944				16,943		19,355
American Funds Global Balanced Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Global Balanced Fund — Class R-6
Accumulated Value					10,000						10,410					11,649					11,354					12,574					13,040				15,856				13,048				14,004				17,022		19,460
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index)
Accumulated Value	10,000	10,000	10,000	10,000	10,000	11,230	11,578	10,212		13,728	10,205	11,172	11,519	12,582	10,988	12,573	12,579	12,969	12,517	12,142	12,508	13,194	13,603	14,093	16,123	14,082	18,112	18,674	14,781	19,774	14,771	14,497	14,947	20,292	20,277	16,020	16,516	16,242	16,230	21,273	21,932	17,948	17,935	26,090	26,898	23,833	23,816	29,229	29,208
Global Balanced Historical Benchmarks Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Global Balanced Historical Benchmarks Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,890	11,158	10,423		12,062	10,359	10,780	11,045	11,876	9,636	11,804	12,042	12,338	11,757	10,312	11,685	12,727	13,040	13,133	12,690	13,052	15,352	15,729	13,880	14,529	13,795	12,264	12,566	16,743	16,640	13,125	13,448	13,375	13,293	16,151	16,548	14,314	14,226	18,492	18,947	17,614	17,506	20,167	20,043
Global Balanced Fixed Income Historical Benchmarks Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Global Balanced Fixed Income Historical Benchmarks Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,393	$ 10,547	$ 10,711		$ 9,876	$ 10,559	$ 10,180	$ 10,331	$ 10,837	$ 7,823	$ 10,683	$ 11,151	$ 11,316	$ 10,615	$ 7,957	$ 10,464	$ 11,779	$ 11,954	$ 11,628	$ 8,717	$ 11,462	$ 11,632	$ 11,805	$ 12,283	$ 8,975	$ 12,108	$ 9,214	$ 9,351	$ 12,130	$ 11,957	$ 9,373	$ 9,512	$ 9,609	$ 9,472	$ 10,267	$ 10,420	$ 9,774	$ 9,635	$ 10,572	$ 10,729	$ 10,707	$ 10,554	$ 11,024	$ 10,868